Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
EQUITY

10. EQUITY

In January 2022, the Company agreed to pay the deferred service fees related to Public Offering amounted $4,296,763 by issuing 1,306,007 shares of unrestricted common stock, valued at $3.29 per share on the grant date. These shares have been issued in January 2022.

In March 2022, the Company issued 75,000 common stock to BarLew Holdings, LLC for consulting and advisory services amounted to $169,500, valued at $2.26 per share.

In May 2022, the Company and an institutional investor entered into certain securities purchase agreement relating to the offer and sale of 2,000,000 shares of common stock at an offering price of $2.11 per share in a registered direct offering. The shares of the Company’s common stock were issued for gross proceeds of $4,220,000, before placement agent fees and legal fees of $556,075. Pursuant to the offering, the Company will also issue 5-year warrants to purchase 2,000,000 shares of common stock, exercisable at a price of $2.45 per share. As of September 30, 2023, these warrants have been issued but not exercised.

On July 10, 2022, the Board approved the issuance of 75,000 shares of common stock to Barlew Holdings, LLC pursuant to the consulting agreement by and between Barlew Holdings, LLC and the Company dated July 1, 2022, and 250,000 shares of common stock to Inverlew Advisors, LLC, in accordance with the consulting agreement by and between Inverlew Advisors, LLC and the Company dated July 1, 2022.

On December 1, 2022, the Company issued 125,000 and 100,000 common stock to Euro-Asia Investment & Finance Corp Ltd. and Thalia Media Ltd. for consulting and advisory services.

On January 3, 2023, the Company issued 223,411 common stock to a consultant for providing consulting services on listing to NASDAQ in 2021.

On February 23, 2023, the Company entered into a securities purchase agreement with Lind Global Fund II, LP (“Lind”), pursuant to which the Company issued Lind a secured, convertible note in the principal amount of $3,704,167, for a purchase price of $3,175,000, that is convertible into shares of the Company’s common stock at an initial conversion price of $1.05 per share, subject to adjustment. The Company also issued Lind a common stock purchase warrant to purchase up to 5,291,667 shares of the Company’s common stock at an initial exercise price of $1.05 per share, subject to adjustment. During the period ended September 30, 2023, the Company has been repaying Lind with securities for 614,912 shares, totaling $1,814,800. During July 2023, the warrant exercise price was reset to $3.5 in accordance to the issuance of common stock in relation to securities purchase agreement on July 2023. As of September 30, 2023, the warrant has not yet been exercised.

On July 27, 2023, the Company entered into that certain securities purchase agreement. relating to the offer and sale of 300,000 shares of common stock, par value $0.001 per share and 200,000 pre-funded warrants, at an exercise price of $0.001 per share, in a registered direct offering. Pursuant to the Purchase Agreement, the Company agreed to sell the Shares and/or Pre-funded Warrants at a per share purchase price of $3.50, for gross proceeds of $1,750,000, before deducting any estimated offering expenses. On August 1, 2023, the pre-funded warrants were exercised.

On August 14, 2023, the Company entered into a cooperation agreement with Zhonghui. Pursuant thereto, the Company acquired 20% of the ownership of a property and the parcel of the land owned by Zhonghui in Leshan, Sichuan, China. During the third quarter of 2023, the Company issued to Zhonghui, an aggregate of 370,000 shares of the Company’s common stock, at a per share price of $20.

The above-mentioned equity is before the reverse stock split in 2023.

14. EQUITY

On July 8, 2020, the Company entered an agreement with View Trade Securities Inc. (“ViewTrade”) to engage ViewTrade as the placement agent and the Company’s advisor/consultant with respect to its ongoing capital events. Pursuant to the agreement, the Company agreed to pay View Trade 60,000 restricted common shares of the Company and 60,000 warrants to purchase common shares of the Company at an exercise price of $6 per share for a period of 5 years with cashless exercise provision. As of December 31, 2020, the Company has issued 60,000 shares of common stock to ViewTrade for the consulting fee with an estimated value of $135,000. The warrants were never issued and the parties mutually agreed to terminate the agreement on November 19, 2020.

Pursuant to the termination agreement, the Company issued 50,000 shares of the Company’s common stock at a price of $5 per share as a termination fee on June 29, 2021, of which 6,000 shares were issued to WallachBeth Capital LLC (“WallachBeth”). In January 2021, WallachBeth entered into a consulting agreement with the Company pursuant to which the Company engaged WallachBeth to conduct due diligence and research work with respect to the Company. On June 29, 2021, WallachBeth was issued 6,000 shares of common stock as compensation for those services.

In July 2021, 1,111,112 shares of the Company’s common stock and warrants were issued pursuant to the conversion of convertible promissory note of $2,500,000 entered in October 2020 (see Note 7).

On August 5, 2021, the Company closed its public offering (the “Public Offering”) of 1,100,000 units (the “Units”), with each Unit consisting of one share of the Company’s common stock, one Series A warrant (the “Series A Warrants”) to purchase one share of common stock at an exercise price equal to $6.30 per share, exercisable until the fifth anniversary of the issuance date, and one Series B warrant (the “Series B Warrants,” and together with the Series A Warrants, the “Public Warrants”) to purchase one share of common stock at an exercise price equal to $10.00 per share, exercisable until the fifth anniversary of the issuance date; the exercise price of the Public Warrants are subject to certain adjustment and cashless exercise provisions as described therein. The Company completed the Public Offering pursuant to its registration statement on Form S-1 (File No. 333-255112), originally filed with the Securities and Exchange Commission (the “SEC”) on April 8, 2021 (as amended, the “Original Registration Statement”), that the SEC declared effective on August 2, 2021 and the registration statement on Form S-1 (File No. 333-258404) that was filed and automatically effective on August 4, 2021 (the “S-1MEF,” together with the Original Registration Statement, the “Registration Statement”). The Units were priced at $6.25 per Unit, before underwriting discounts and offering expenses, resulting in gross proceeds of $6,875,000. In August 2021, 2,354,145 shares of the Company’s common stock were issued for gross proceeds of $6,875,000, before placement agent fees and legal fees of $850,429.

In November 2021, the Company received $4,244,452 in gross proceeds from the exercise of warrants issued in the Company’s August 3, 2021, public offering of securities. Investors exercised a total of 673,405 Series A warrants at a price of $6.30 per share and 200 Series B warrants at a price of $10 per share. Pursuant to these exercises, the Company issued an aggregate of 673,605 shares of Common Stock.

In November 2021, the Company entered into consulting agreements with service providers for consulting and advisory services, pursuant to which the Company agreed to pay the service fee amounted $1,478,590 by issuing 316,934 shares of unrestricted common shares, valued at the closing price from $2.31 to $6.3 per share on   the grant date. These shares have been issued during the year ended December 31, 2021.

In January 2022, the Company agreed to pay the deferred service fees related to Public Offering amounted $4,296,763 by issuing 1,306,007 shares of unrestricted common shares, valued at $3.29 per share on the grant date. These shares have been issued in January 2022.

In March 2022, the Company issued 75,000 common shares to BarLew Holdings, LLC for consulting and advisory services amounted to $169,500, valued at $2.26 per share.

In May 2022, the Company and an institutional investor entered into certain securities purchase agreement relating to the offer and sale of 2,000,000 shares of common stock at an offering price of $2.11 per share in a registered direct offering. The shares of the Company’s common stock were issued for gross proceeds of $4,220,000, before placement agent fees and legal fees of $556,075. Pursuant to the offering, the Company will also issue 5-year warrants to purchase 2,000,000 shares of common stock, exercisable at a price of $2.45 per share. As of December 31, 2022, these warrants have been issued but not exercised.

On July 10, 2022, the Board approved the issuance of 75,000 shares of common stock to Barlew Holdings, LLC pursuant to the consulting agreement by and between Barlew Holdings, LLC and the Company dated July 1, 2022, and 250,000 shares of common stock to Inverlew Advisors, LLC, in accordance with the consulting agreement by and between Inverlew Advisors, LLC and the Company dated July 1, 2022.

On December 1, 2022, the Company issued 125,000 and 100,000 common shares to Euro-Asia Investment & Finance Corp Ltd. and Thalia Media Ltd. for consulting and advisory services.